Supplemental Financial Information - Supplemental Cash Flow and Non-Cash Investing and Financing Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Net cash paid for:
Interest	$ 44,654	$ 35,648	$ 35,408
Income taxes	55,605	50,245	36,892
Withholding taxes	1,490	501	524
Non-cash activities
Capital lease and other obligations to acquire assets	13,825	15,829	12,243
Liability incurred for contingent consideration obligations	700		300
Pharma Property Development Agreements [Member]
Non-cash activities
Obligations incurred to acquire assets pursuant to the Pharma Property Development Agreements	$ 30,927	$ 37,351